Segment Reporting (Details) - Schedule of the the results of operations and the financial position of the Company's operating segments - USD ($)	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021
Long Yun [Member]
Segment Reporting Information [Line Items]
Revenue
Operating expenses	3,612,839	1,209,032
Other income (expenses)	93,129	188,900
Profit/(loss) before tax	(3,519,710)	(1,020,132)
Taxes
Net loss	(3,519,710)	(1,020,132)
Current assets	6,539,969		$ 8,248,675
Non-current assets	78,573		15,989
Total assets	6,618,542		8,264,664
Current liabilities	6,293,266		4,549,369
Non-current liabilities			9,913
Total liabilities	6,293,266		4,559,282
Net assets/(liabilities)	325,240		3,705,382
Dacheng Liantong [Member]
Segment Reporting Information [Line Items]
Revenue	1,230,919	48,451
Operating expenses	962,437	58,913
Other income (expenses)	316	4
Profit/(loss) before tax	268,798	(10,458)
Taxes
Net loss	268,798	(10,458)
Current assets	5,434,606		1,973,297
Non-current assets	378,823		1,283
Total assets	5,813,429		1,974,580
Current liabilities	4,627,093		2,289,621
Non-current liabilities	85,666
Total liabilities	4,712,759		2,289,621
Net assets/(liabilities)	1,100,670		(315,041)
Other [Member]
Segment Reporting Information [Line Items]
Revenue
Operating expenses	2,265,753	240,163
Other income (expenses)	(1,846,897)	24,986
Profit/(loss) before tax	(4,112,650)	(215,177)
Taxes
Net loss	(4,112,650)	(215,177)
Current assets	(89,580)		5,355,897
Non-current assets	312,805		37,665
Total assets	223,225		5,393,562
Current liabilities	(7,478,945)		231,615
Non-current liabilities	172,220
Total liabilities	(7,306,725)		231,615
Net assets/(liabilities)	7,529,950		5,161,947
Total [Member]
Segment Reporting Information [Line Items]
Revenue	1,230,919	48,451
Operating expenses	6,841,029	1,508,108
Other income (expenses)	(1,753,452)	213,890
Profit/(loss) before tax	(7,363,562)	(1,245,767)
Taxes
Net loss	(7,363,562)	$ (1,245,767)
Current assets	11,884,995		15,577,869
Non-current assets	770,165		54,937
Total assets	12,655,160		15,632,806
Current liabilities	3,441,414		7,070,605
Non-current liabilities	257,886		9,913
Total liabilities	3,699,300		7,080,518
Net assets/(liabilities)	$ 8,955,860		$ 8,552,288